SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-term Investments
Gain from sales of short-term investments	$ 133,306	$ 14,489	$ 53,715
Unrealized gain (loss)	311,965	94,182	(126,968)
Net investment income (loss)	$ 445,271	$ 108,671	$ (73,253)